Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	Natixis Funds Trust II
Prospectus Date		rr_ProspectusDate	May 01, 2015
Supplement [Text Block]		nftii_SupplementTextBlock
ASG TACTICAL U.S. MARKET FUND

MCDONNELL INTERMEDIATE MUNICIPAL BOND FUND

Supplement dated July 1, 2015 to the Prospectuses of ASG Tactical U.S. Market Fund and McDonnell

Intermediate Municipal Bond Fund (the “Funds”), each dated May 1, 2015 as may be revised and supplemented from time to time.

ASG Tactical U.S. Market Fund

Effective July 1, 2015, AlphaSimplex Group, LLC, has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.25%, 2.00%, and 1.00% of the Fund’s average daily net assets for Class A, Class C and Class Y shares, respectively.

This undertaking is in effect through April 30, 2017.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class Y
Management fees	0.80%	0.80%	0.80%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%
Other expenses[1,2]	0.50%	0.51%	0.51%
Total annual fund operating expenses	1.55%	2.31%	1.31%
Fee waiver and/or expense reimbursement[3]	0.29%	0.30%	0.30%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.26%	2.01%	1.01%

1	Other expenses have been restated to reflect current custodian and transfer agency fees for the Fund effective October 1, 2014.
2	The expense information shown in the table above includes acquired fund fees and expenses of less than 0.01%; the ratios may differ from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
3	AlphaSimplex Group, LLC (“AlphaSimplex” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.25%, 2.00%, and 1.00% of the Fund’s average daily net assets for Class A, Class C and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2017 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first 22 months and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$696	$986	$1,323	$2,271
Class C	$304	$668	$1,184	$2,602
Class Y	$103	$360	$664	$1,530

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$204	$668	$1,184	$2,602

McDonnell Intermediate Municipal Bond Fund

Effective July 1, 2015, NGAM Advisors, L.P., has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 0.70%, 1.45%, and 0.45% of the Fund’s average daily net assets for Class A, Class C and Class Y shares, respectively.

This undertaking is in effect through April 30, 2017.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class Y
Management fees	0.40%	0.40%	0.40%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%
Other expenses[1]	0.58%	0.61%	0.59%
Total annual fund operating expenses	1.23%	2.01%	0.99%
Fee waiver and/or expense reimbursement[2]	0.53%	0.56%	0.54%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.70%	1.45%	0.45%

1	Other expenses have been restated to reflect current custodian and transfer agency fees for the Fund effective October 1, 2014.
2
The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.70%, 1.45%, and 0.45% of the Fund’s average daily net assets for Class A, Class C and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2017 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first 22 months and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$419	$632	$910	$1,702
Class C	$248	$529	$986	$2,253
Class Y	$46	$214	$448	$1,121

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$148	$529	$986	$2,253

ASG Tactical U.S. Market Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		nftii_SupplementTextBlock
ASG TACTICAL U.S. MARKET FUND

Supplement dated July 1, 2015 to the Prospectuses of ASG Tactical U.S. Market Fund and McDonnell

Intermediate Municipal Bond Fund (the “Funds”), each dated May 1, 2015 as may be revised and supplemented from time to time.

ASG Tactical U.S. Market Fund

Effective July 1, 2015, AlphaSimplex Group, LLC, has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 1.25%, 2.00%, and 1.00% of the Fund’s average daily net assets for Class A, Class C and Class Y shares, respectively.

This undertaking is in effect through April 30, 2017.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class Y
Management fees	0.80%	0.80%	0.80%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%
Other expenses[1,2]	0.50%	0.51%	0.51%
Total annual fund operating expenses	1.55%	2.31%	1.31%
Fee waiver and/or expense reimbursement[3]	0.29%	0.30%	0.30%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.26%	2.01%	1.01%

1	Other expenses have been restated to reflect current custodian and transfer agency fees for the Fund effective October 1, 2014.
2	The expense information shown in the table above includes acquired fund fees and expenses of less than 0.01%; the ratios may differ from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
3	AlphaSimplex Group, LLC (“AlphaSimplex” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.25%, 2.00%, and 1.00% of the Fund’s average daily net assets for Class A, Class C and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2017 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first 22 months and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$696	$986	$1,323	$2,271
Class C	$304	$668	$1,184	$2,602
Class Y	$103	$360	$664	$1,530

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$204	$668	$1,184	$2,602

Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2017
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Other expenses have been restated to reflect current custodian and transfer agency fees for the Fund effective October 1, 2014.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The expense information shown in the table above includes acquired fund fees and expenses of less than 0.01%; the ratios may differ from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first 22 months and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	If shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed:
ASG Tactical U.S. Market Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Management fees		rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[1],[2]	rr_OtherExpensesOverAssets	0.50%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.55%
Fee waiver and/or expense reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	0.29%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		rr_NetExpensesOverAssets	1.26%
1 year		rr_ExpenseExampleYear01	$ 696
3 years		rr_ExpenseExampleYear03	986
5 years		rr_ExpenseExampleYear05	1,323
10 years		rr_ExpenseExampleYear10	$ 2,271
ASG Tactical U.S. Market Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Management fees		rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	[1],[2]	rr_OtherExpensesOverAssets	0.51%
Total annual fund operating expenses		rr_ExpensesOverAssets	2.31%
Fee waiver and/or expense reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	0.30%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		rr_NetExpensesOverAssets	2.01%
1 year		rr_ExpenseExampleYear01	$ 304
3 years		rr_ExpenseExampleYear03	668
5 years		rr_ExpenseExampleYear05	1,184
10 years		rr_ExpenseExampleYear10	2,602
1 year		rr_ExpenseExampleNoRedemptionYear01	204
3 years		rr_ExpenseExampleNoRedemptionYear03	668
5 years		rr_ExpenseExampleNoRedemptionYear05	1,184
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,602
ASG Tactical U.S. Market Fund | Class Y
Risk/Return:		rr_RiskReturnAbstract
Management fees		rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[1],[2]	rr_OtherExpensesOverAssets	0.51%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.31%
Fee waiver and/or expense reimbursement	[3]	rr_FeeWaiverOrReimbursementOverAssets	0.30%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		rr_NetExpensesOverAssets	1.01%
1 year		rr_ExpenseExampleYear01	$ 103
3 years		rr_ExpenseExampleYear03	360
5 years		rr_ExpenseExampleYear05	664
10 years		rr_ExpenseExampleYear10	$ 1,530
McDonnell Intermediate Municipal Bond Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		nftii_SupplementTextBlock
MCDONNELL INTERMEDIATE MUNICIPAL BOND FUND

Supplement dated July 1, 2015 to the Prospectuses of ASG Tactical U.S. Market Fund and McDonnell

Intermediate Municipal Bond Fund (the “Funds”), each dated May 1, 2015 as may be revised and supplemented from time to time.

McDonnell Intermediate Municipal Bond Fund

Effective July 1, 2015, NGAM Advisors, L.P., has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses (exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses) to 0.70%, 1.45%, and 0.45% of the Fund’s average daily net assets for Class A, Class C and Class Y shares, respectively.

This undertaking is in effect through April 30, 2017.

Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to the Fund:

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class Y
Management fees	0.40%	0.40%	0.40%
Distribution and/or service (12b-1) fees	0.25%	1.00%	0.00%
Other expenses[1]	0.58%	0.61%	0.59%
Total annual fund operating expenses	1.23%	2.01%	0.99%
Fee waiver and/or expense reimbursement[2]	0.53%	0.56%	0.54%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.70%	1.45%	0.45%

1	Other expenses have been restated to reflect current custodian and transfer agency fees for the Fund effective October 1, 2014.
2
The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.70%, 1.45%, and 0.45% of the Fund’s average daily net assets for Class A, Class C and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2017 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first 22 months and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:
	1 year	3 years	5 years	10 years
Class A	$419	$632	$910	$1,702
Class C	$248	$529	$986	$2,253
Class Y	$46	$214	$448	$1,121

If shares are not redeemed:
	1 year	3 years	5 years	10 years
Class C	$148	$529	$986	$2,253

Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2017
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Other expenses have been restated to reflect current custodian and transfer agency fees for the Fund effective October 1, 2014.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first 22 months and on the Total Annual Fund Operating Expenses for the remaining periods. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	If shares are redeemed:
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	If shares are not redeemed:
McDonnell Intermediate Municipal Bond Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Management fees		rr_ManagementFeesOverAssets	0.40%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	[1]	rr_OtherExpensesOverAssets	0.58%
Total annual fund operating expenses		rr_ExpensesOverAssets	1.23%
Fee waiver and/or expense reimbursement	[4]	rr_FeeWaiverOrReimbursementOverAssets	0.53%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		rr_NetExpensesOverAssets	0.70%
1 year		rr_ExpenseExampleYear01	$ 419
3 years		rr_ExpenseExampleYear03	632
5 years		rr_ExpenseExampleYear05	910
10 years		rr_ExpenseExampleYear10	$ 1,702
McDonnell Intermediate Municipal Bond Fund | Class C
Risk/Return:		rr_RiskReturnAbstract
Management fees		rr_ManagementFeesOverAssets	0.40%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	[1]	rr_OtherExpensesOverAssets	0.61%
Total annual fund operating expenses		rr_ExpensesOverAssets	2.01%
Fee waiver and/or expense reimbursement	[4]	rr_FeeWaiverOrReimbursementOverAssets	0.56%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		rr_NetExpensesOverAssets	1.45%
1 year		rr_ExpenseExampleYear01	$ 248
3 years		rr_ExpenseExampleYear03	529
5 years		rr_ExpenseExampleYear05	986
10 years		rr_ExpenseExampleYear10	2,253
1 year		rr_ExpenseExampleNoRedemptionYear01	148
3 years		rr_ExpenseExampleNoRedemptionYear03	529
5 years		rr_ExpenseExampleNoRedemptionYear05	986
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 2,253
McDonnell Intermediate Municipal Bond Fund | Class Y
Risk/Return:		rr_RiskReturnAbstract
Management fees		rr_ManagementFeesOverAssets	0.40%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	[1]	rr_OtherExpensesOverAssets	0.59%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.99%
Fee waiver and/or expense reimbursement	[4]	rr_FeeWaiverOrReimbursementOverAssets	0.54%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		rr_NetExpensesOverAssets	0.45%
1 year		rr_ExpenseExampleYear01	$ 46
3 years		rr_ExpenseExampleYear03	214
5 years		rr_ExpenseExampleYear05	448
10 years		rr_ExpenseExampleYear10	$ 1,121

[1]	Other expenses have been restated to reflect current custodian and transfer agency fees for the Fund effective October 1, 2014.
[2]	The expense information shown in the table above includes acquired fund fees and expenses of less than 0.01%; the ratios may differ from the expense information disclosed in the Fund’s financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
[3]	AlphaSimplex Group, LLC (“AlphaSimplex” or the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 1.25%, 2.00%, and 1.00% of the Fund’s average daily net assets for Class A, Class C and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2017 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fee/expense was waived/reimbursed.
[4]	The Fund’s investment adviser has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.70%, 1.45%, and 0.45% of the Fund’s average daily net assets for Class A, Class C and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through April 30, 2017 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Fund’s investment adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitations for Class A, Class C and Class Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.